Related Party Transactions - Additional Information (Details)								3 Months Ended	9 Months Ended
	Jul. 28, 2021 USD ($) $ / shares shares	May 24, 2021	Apr. 13, 2021 USD ($) $ / shares shares	Apr. 06, 2021 $ / shares shares	Mar. 18, 2021 USD ($) $ / shares shares	Jan. 08, 2021 USD ($) $ / shares shares	Jan. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 01, 2021 $ / shares shares	Mar. 22, 2021 USD ($)
Related Party Transaction [Line Items]
Common stock, shares authorized | shares								1,000	1,000	1,000	1,000
Common stock, par value								$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Shares outstanding | shares								1,000	1,000	1,000	1,000
Class F Ordinary Shares
Related Party Transaction [Line Items]
Price per share						$ 0.001	$ 0.001
TPG Pace Solutions
Related Party Transaction [Line Items]
Common stock, issued, price per share						10.00	10.00
Common stock, shares authorized | shares								30,000,000	30,000,000	30,000,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares outstanding | shares								3,166,667	3,166,667	3,166,667
Stock dividend | shares			0.14
Price per share sponsor agreed to liable						$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Unsecured non-interest bearing promissory note | $												$ 750,000
Sponsor commitment date		Aug. 31, 2022
Proceeds from sale of Class F ordinary shares to Sponsor | $						$ 25,000			$ 25,000
Administrative Service Agreement Expenses | $								$ 150,000	$ 280,000
TPG Pace Solutions | Original Forward Purchase Agreement
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 50,000,000
TPG Pace Solutions | Additional Forward Purchase Agreements
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 100,000,000
TPG Pace Solutions | Administrative Service Agreement
Related Party Transaction [Line Items]
Related party transaction expense per month | $			$ 50,000
TPG Pace Solutions | Private Placement Shares
Related Party Transaction [Line Items]
Price per share			$ 10.00
Sale of units description						If the Company does not complete the Business Combination within 24 months from the closing of the Proposed Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.			If the Company does not complete the Business Combination within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.
TPG Pace Solutions | Class F Ordinary Shares
Related Party Transaction [Line Items]
Common stock, issued, value | $						$ 25,000	$ 25,000
Common stock, shares authorized | shares						50,000,000	50,000,000	30,000,000	30,000,000	30,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, Shares outstanding | shares						20,000,000	20,000,000	3,167,777	3,167,777	3,167,777
Price per share						$ 0.001	$ 0.001
TPG Pace Solutions | Class F Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Stock dividend | shares			0.14
TPG Pace Solutions | Class G Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares authorized | shares								30,000,000	30,000,000	30,000,000
Common stock, par value					$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares outstanding | shares								6,333,333	6,333,333	6,333,333
TPG Pace Solutions | Class G Ordinary Shares | Maximum [Member]
Related Party Transaction [Line Items]
Common stock, shares authorized | shares					30,000,000
TPG Pace Solutions | Class G Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Stock dividend | shares			0.14
TPG Pace Solutions | Founder Shares and Public Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Ratio of founder shares to sum of founder shares and public shares remained			25.00%
TPG Pace Solutions | Class A common units
Related Party Transaction [Line Items]
Common stock, issued, price per share						$ 10.00	$ 10.00
Common stock, shares authorized | shares						500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares outstanding | shares						0	0	770,000	770,000	770,000
Percentage of shares converted after business combination									10.00%
Number of triggering events | item									3
Sale of stock price, strategic transaction one									$ 12.50
Sale of stock price, strategic transaction two									15.00
Sale of stock price, strategic transaction three									17.50
Price per share for earlier end of lockup period						$ 12.00	$ 12.00
Price per share						9.09	9.09
TPG Pace Solutions | Class A common units | Original Forward Purchase Agreement
Related Party Transaction [Line Items]
Price per share					$ 10.00	10.00	10.00
Sale of aggregate shares | shares					5,000,000
Percentage of additional number of shares agreed to issue to transferee					10.00%
TPG Pace Solutions | Class A common units | Additional Forward Purchase Agreements
Related Party Transaction [Line Items]
Price per share					$ 10.00	10.00	10.00
Sale of aggregate shares | shares					10,000,000
TPG Pace Solutions | Class A common units | Over-Allotment Option
Related Party Transaction [Line Items]
Number of units sold | shares			3,500,000
TPG Pace Solutions | Class A common units | Private Placement Shares
Related Party Transaction [Line Items]
Common stock, issued, price per share						$ 10.00	10.00
Transferable, assignable or salable period of warrants						30 days
Price per share						$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
TPG Pace Solutions | Sponsor | Class F Ordinary Shares
Related Party Transaction [Line Items]
Number of units sold | shares							20,000,000
Common stock, issued, value | $						$ 25,000	$ 25,000
Common stock, issued, price per share						$ 0.001	$ 0.001
Percentage of shares upon completion of public offering						25.00%	25.00%
Shares forfeited | shares					17,222,222
Forfeited value | $					$ 0
Common stock, Shares outstanding | shares								3,166,667	3,166,667	3,166,667
Business combination period allowed from proposed offering to exercise rights									24 months
TPG Pace Solutions | Sponsor | Class G Ordinary Shares
Related Party Transaction [Line Items]
Number of units sold | shares					5,555,556
Common stock, issued, price per share					$ 0.0001
Common stock, Shares outstanding | shares								6,333,333	6,333,333	6,333,333
TPG Pace Solutions | Sponsor | Class A common units | Private Placement Shares
Related Party Transaction [Line Items]
Transferable, assignable or salable period of warrants									30 days
Price per share								$ 10.00	$ 10.00	$ 10.00
TPG Pace Solutions | TPG Pace Tech Opportunities Sponsor, Series LLC and Initial Shareholders | Class F Ordinary Shares
Related Party Transaction [Line Items]
Related party transaction, description of transaction									Additionally, the Sponsor and initial shareholders agreed not to transfer, assign or sell (i) any of their Founder Shares until the earlier of (a) one year after the completion of the Business Combination or (b) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (c) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”) and (ii) any of their Class G ordinary shares for any reasons, other than to specified permitted transferees or subsequent to the Business Combination in connection with a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, that any Class A ordinary shares issued upon conversion of any Class G ordinary shares will not be subject to such restrictions on transfer.
TPG Pace Solutions | TPG Pace Tech Opportunities Sponsor, Series LLC and Initial Shareholders | Class F Ordinary Shares | Director
Related Party Transaction [Line Items]
Share price				$ 0.009
Shares transferred | shares				40,000
TPG Pace Solutions | TPG Pace Tech Opportunities Sponsor, Series LLC and Initial Shareholders | Class A common units
Related Party Transaction [Line Items]
Price per share for earlier end of lockup period								$ 12.00	$ 12.00	$ 12.00
TPG Pace Solutions | TPG Capital BD, LLC
Related Party Transaction [Line Items]
Financial advisory services fee | $										$ 527,250
TPG Pace Solutions | Forward Purchase Agreements | Class A common units
Related Party Transaction [Line Items]
Number of units sold | shares	10,273,688
Common stock, par value	$ 0.0001
Price per share	$ 9.50
Proceeds from sale of Class F ordinary shares to Sponsor | $	$ 97,600,000
TPG Pace Solutions | Forward Purchase Agreements with TPG Holdings III | Class A common units
Related Party Transaction [Line Items]
Number of units sold | shares	2,490,000
Proceeds from sale of Class F ordinary shares to Sponsor | $	$ 24,900,000